Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Retained Earnings (Losses)	Non-controlling Interests
Balance at beginning of the period at Dec. 31, 2014	$ 2,237,422	$ 93,415		$ 1,307,087	$ 200,000	$ (6,579)	$ 641,844	$ 1,655
Increase (Decrease) in Stockholders' Equity
Net loss	(151,988)						(171,146)	19,158
Dividends	(161,824)						(161,824)
Exercise of share options	225	132		93
Grant of share options	6,358			6,358
Forfeiture of share options	(2,521)			(2,521)
Cancellation of share options	786			786
Transfer of additional paid-in capital	1,579			6,003		(4,424)
Other comprehensive income (loss)	(1,589)					(1,589)
Treasury shares	(12,269)		$ (12,269)
Balance at end of the period at Dec. 31, 2015	1,916,179	93,547	(12,269)	1,317,806	200,000	(12,592)	308,874	20,813
Increase (Decrease) in Stockholders' Equity
Net loss	(160,780)						(186,531)	25,751
Dividends	(18,693)						(18,693)
Exercise of share options	1,435	59		1,376
Grant of share options	7,865			7,865
Forfeiture of share options	(892)			(892)
Net proceeds from issuance of shares	169,876	7,475		162,401
Other comprehensive income (loss)	3,050					3,050
Treasury shares	(8,214)		(8,214)
Balance at end of the period at Dec. 31, 2016	1,909,826	101,081	(20,483)	1,488,556	200,000	(9,542)	103,650	46,564
Increase (Decrease) in Stockholders' Equity
Net loss	(145,279)						(179,703)	34,424
Dividends	(19,689)						(19,689)
Exercise of share options	(1,166)	38		(1,204)
Grant of share options	11,098			11,098
Forfeiture of share options	(120)			(120)
Other comprehensive income (loss)	1,773					1,773
Issuance of convertible bonds	39,861			39,861
Balance at end of the period at Dec. 31, 2017	$ 1,796,304	$ 101,119	$ (20,483)	$ 1,538,191	$ 200,000	$ (7,769)	$ (95,742)	$ 80,988